Document And Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Entity Registrant Name	IPAYMENT INC
Entity Central Index Key	0001140184
Entity Filer Category	Non-accelerated Filer